CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INCOME (LOSS)
Gain on sale of mining data (Note 3)	$ 0	$ 52,500,000
Arbitration award (Note 3)	0	36,000,000
Interest income	1,290,565	325,183
Loss on impairment of trust account (Note 4)	0	(21,456,881)
Loss on marketable debt securities (Note 5)	0	(14,188,651)
Gain (loss) on marketable equity securities	(109,693)	48,405
Foreign currency gain (loss)	418,877	(1,658,881)
Other INCOME (LOSS)	1,599,749	51,569,175
EXPENSES
Corporate general and administrative (Notes 3 and 9)	5,306,335	7,468,553
Contingent value rights (Note 3)	262,549	4,799,114
Siembra Minera Project costs (Note 7)	5,190,833	5,125,815
Write-down of property, plant and equipment (Note 6)	6,067,967	0
Exploration costs	36,078	27,980
Legal and accounting	1,386,898	1,140,436
Arbitration and settlement (Note 3)	406,337	217,974
Equipment holding costs	437,557	901,050
Total EXPENSES	19,094,554	19,680,922
Net income (loss) before income tax benefit	(17,494,805)	31,888,253
Income tax benefit (Note 10)	4,347,907	9,970,117
Net income (loss) and comprehensive income (loss) for the year	$ (13,146,898)	$ 41,858,370
Net income (loss) per share, basic and diluted	$ (0.13)	$ 0.42
Weighted average common shares outstanding
Basic	99,395,048	99,395,048
Diluted	99,395,048	99,497,860